NOTE 7 - NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Notes payable consist of the following as of December 31, 2017 and 2016:

	2017	2016
Unsecured notes payable to former directors and a family member of a former director, due at various dates in 1995, 1996 and 1997, interest at 8%. The Company has the right to repay the loans with restricted stock at $0.10 per share if alternative financings do not occur. These notes payable are in default.	$182,676	$182,676
Unsecured notes payable to a third party in the amount of $50,000, due on September 8, 2018, interest at 12%. Accrued interest due semi-annually, January 5 and July 5 of each year. The note holder has the right to convert 20% of the then outstanding principal into common shares at $0.10 per share.	50,000	50,000
Unsecured notes payable to 10 stockholders, due on demand, interest at 10%. The Company is obligated to accept the principal at face value plus accrued interest as partial payment for shares the lenders may purchase from the Company upon exercise of the lenders’ option to acquire shares from the Company.	60,815	60,815
Unsecured notes payable to a third party in the amount of $25,000, due on September 17, 2018, interest at 12%. Accrued interest due semi-annually, January 5 and July 5 of each year. The note holder has the right to convert 20% of the then outstanding principal into common shares at $0.10 per share.	25,000	25,000
Unsecured notes payable to directors totaling $28,000 and a note payable to a third party in the amount of $9,000, due on April 22, 1995, interest at 8%. Each lender has the right to convert any portion of the principal and interest into common stock at a price per share equal to the price per share under a prior private placement transaction. These notes payable are in default.	37,000	37,000
Unsecured notes payable to a financing company, payable in nine monthly installments, interest ranging from 5.1% to 7.3%, maturing in April, July and October 2018.	6,732	16,841
Total notes payable	362,223	372,332
Less notes payable current portion	(362,223)	(297,332)
Total notes payable long term, net of current portion	$-	$75,000